 90020-P1 04/26

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MARCH 1, 2026 OF
CLEARBRIDGE SMALL CAP FUND (THE “FUND”)

All changes described below are effective June 30, 2026.

I. The following replaces the table in the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, respectively:

Portfolio manager	Title	Portfolio manager of the fund since
Jeffrey Bailin, CFA	Director and Portfolio Manager of ClearBridge	June 2026
Erich Frey, CFA	Director and Assistant Portfolio Manager of ClearBridge	June 2026

II. The following replaces the table in the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Jeffrey Bailin, CFA

Mr. Bailin is a Director and Portfolio Manager of ClearBridge with 16 years of industry experience. Mr. Bailin joined ClearBridge in 2015. Prior to ClearBridge, he worked as Vice President and Lead Analyst, Equity Research for Health Care Distribution and Technology at Credit Suisse.

June 2026
Erich Frey, CFA

Mr. Frey is a Director, Assistant Portfolio Manager and Portfolio Analyst of ClearBridge with 21 years of industry experience. Mr. Frey joined ClearBridge in 2005. Prior to ClearBridge, he worked as a Market Intelligence Associate, a Research Analyst and a Security Analyst at Legg Mason Capital Management, which completed its integration into ClearBridge in 2014.

June 2026

III. The following replaces the table with respect to the Fund in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Jeffrey Bailin*	Registered Investment Companies	4	5.90	1	3.43
	Other Pooled Investment Vehicles	2	0.48	None	None
	Other Accounts	1,467	0.51	None	None
Erich Frey*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
	Other Accounts	None	None	None	None

* The information is as of March 31, 2026.

IV. The following replaces the table with respect to the Fund in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Jeffrey Bailin*	None
Erich Frey*	100,001-500,000

* The information is as of March 31, 2026.

Please retain this supplement for future reference.